Retirement Plans, Postretirement And Postemployment Benefits (Schedule Of Fair Values Of Pension Plan Assets By Asset Class And Fair Value Hierarchy Level) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 325,150	$ 311,688	$ 266,846
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	12,979	13,453
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	459	677
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	459	677
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	459	677
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	311,712	297,558
Significant Observable Inputs (Level 2) [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Significant Observable Inputs (Level 2) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	12,979	13,453
Significant Unobservable Inputs (Level 3) [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	12,979	13,453
Significant Unobservable Inputs (Level 3) [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Mid-Sized To Large Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	133,512	121,596
Mid-Sized To Large Cap [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Mid-Sized To Large Cap [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	133,512	121,596
Mid-Sized To Large Cap [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
International And Emerging Growth Funds [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	50,518	47,285
International And Emerging Growth Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
International And Emerging Growth Funds [Member] | Significant Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	50,518	47,285
International And Emerging Growth Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Core Fixed Income [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	94,745	113,355
Core Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Core Fixed Income [Member] | Significant Observable Inputs (Level 2) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	94,745	113,355
Core Fixed Income [Member] | Significant Unobservable Inputs (Level 3) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
High-Yield Bonds [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	17,096	15,322
High-Yield Bonds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
High-Yield Bonds [Member] | Significant Observable Inputs (Level 2) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	17,096	15,322
High-Yield Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	15,841
Real Estate [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets
Real Estate [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair values of pension plan assets	$ 15,841